Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of Operating Segments
The following table reports the carrying amount of On’s non-current assets by geographic area:

(CHF in thousands)	12/31/2021	12/31/2020

Europe	176,191	83,383
thereof Switzerland	168,864	82,288
North America	82,377	9,826
Asia-Pacific	12,326	6,067
Rest of World	1,030	1,030
Non-current assets	271,923	100,305